Asset Impairment, Restructuring and Other Special Charges - Total Charges Related to Asset Impairment, Restructuring and Other Special Charges (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash expense:
Severance and other									$ 15.5	$ 162.0	$ 42.1
Integration									26.5	90.3	154.8
Facility exit costs									5.7	31.8	13.2
Total cash expense									47.7	284.1	210.1
Non-cash expense:
Asset impairment									81.9	110.6	98.3
Total non-cash expense									81.9	110.6	98.3
Gain on sale of fixed assets									(0.8)	(19.6)	0.0
Total expense	$ 46.0	$ 12.4	$ 68.0	$ 2.4	$ 185.8	$ 23.7	$ 58.8	$ 106.8	$ 128.8	$ 375.1	$ 308.4